Adoption of hedge accounting requirements of IFRS 9, Financial Instruments (Narrative) (Detail) $ in Millions	3 Months Ended
Jun. 30, 2020 USD ($)
Disclosure Of Adoption Of Hedge Accounting Requirements Of IFRS 9 [Line Items]
Notional amount of hedging instruments and hedged items designated in fair value hedge program of foreign currency risk of issued debt hedged by cross currency basis swaps	$ 13,700
Comprehensive income attributable to shareholders
Disclosure Of Adoption Of Hedge Accounting Requirements Of IFRS 9 [Line Items]
Cost of hedging, net of tax	$ 9